Long-Term Liabilities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		1.75%
Repayments of borrowings	$ 24,708